Fees Summary	Nov. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,740,790
Previously Paid Amount	0.00
Total Fee Amount	2,311.90
Total Offset Amount	0.00
Net Fee	2,311.90
Narrative - Max Aggregate Offering Price	$ 16,740,790
Final Prospectus	true